Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of estimated useful lives of intangible assets

Computer software	2 – 7 years
Customer relationships	5 – 15 years
Technology	5 – 15 years

Schedule of estimated useful lives of property and equipment

Buildings	30 – 40 years
Plant and machinery	3 – 20 years
Dunnage and other	3 – 10 years